Investment Strategy - TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF	Dec. 29, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests in swap agreements that provide 200% inverse (opposite) daily exposure to the KRE ETF equal to at least 80% of the Fund’s net assets (plus any borrowings for investment purposes). The Fund seeks daily leveraged inverse investment results and is very different from most other exchange-traded funds and presents different and greater risks. As a result, the Fund will be riskier than alternatives that do not use leverage because the Fund’s objective is to inversely magnify (-200%) the daily performance of the KRE ETF.

The Fund will enter into one or more swap agreements that provide inverse (opposite) or short daily exposure with respect to the KRE ETF with major global financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the KRE ETF that is equal on a daily basis, to -200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the KRE ETF. The Adviser attempts to consistently apply leverage to increase the Fund’s exposure to -200% of the KRE ETF by entering into total return swaps that provide a -200% return on the KRE ETF, and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Additionally, the Fund may invest between 40-80% of the Fund’s portfolio depending on the amount of collateral required by the Fund’s counterparties in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended (“1940 Act”). Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

This document relates only to the securities offered hereby and does not relate to the underlying stock or other securities of the KRE ETF. The Fund has derived all disclosures contained in this document regarding the KRE ETF from the publicly available documents. In connection with the offering of the securities, neither the Fund, the Trust nor the Advisor has participated in the preparation of such documents. Neither the Fund, the Trust nor the Advisor makes any representation that such publicly available documents or any other publicly available information regarding the KRE ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the KRE ETF (and therefore the prices of the KRE ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the KRE ETF could affect the value received with respect to the securities and therefore the value of the securities. Information provided to or filed with the SEC by the KRE ETF pursuant to the 1940 Act, including the financial statements in its shareholder reports on Form N-CSR can be located by reference to the SEC file number 811-08839 through the SEC’s EDGAR website at www.sec.gov.

The KRE ETF pursues the following investment strategies:

In seeking to track the performance of the S&P Regional Banks Select Industry Index (the “Index”), the KRE ETF employs a sampling strategy, which means that the KRE ETF is not required to purchase all of the securities represented in the Index. Instead, the KRE ETF may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the KRE ETF will be based on a number of factors, including asset size of the KRE ETF. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM”), the investment adviser to the KRE ETF, either may invest the KRE ETF ‘s assets in a subset of securities in the Index or may invest the KRE ETF ‘s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by SSGA FM to be in the best interest of the KRE ETF in pursuing its objective.

Under normal market conditions, the KRE ETF generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, in seeking to track the Index, the KRE ETF may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by SSGA FM). In seeking to track the Index, the KRE ETF ‘s assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts (a type of derivative instrument) may be used by the KRE ETF in seeking performance that corresponds to the Index and in managing cash flows.

The Index represents the regional banks segment of the S&P Total Market Index (“S&P TMI”). The S&P TMI is designed to track the broad U.S. equity market. The regional banks segment of the S&P TMI comprises the Regional Banks sub-industry. The Index is one of twenty-one (21) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standard (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified according to GICS which determines classifications primarily based on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the Regional Banks sub-industry that satisfy the following criteria: (i) have a float-adjusted market capitalization greater than or equal to $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) greater than or equal to 90% or have a float-adjusted market capitalization greater than or equal to $400 million with a float-adjusted liquidity ratio (as defined above) greater than or equal to 150%; and (ii) are U.S. based companies. To evaluate liquidity, the dollar value traded for initial public offerings or spin-offs that do not have 12 months of trading history is annualized. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. The Index rebalances and reconstitutes quarterly on the third Friday of the quarter ending month. The reference date for additions and deletions is after the close of the last trading date of the previous month. The S&P TMI tracks all eligible U.S. common equities listed on the NYSE, NYSE Arca, NYSE American, NASDAQ Global Select Market, NASDAQ Global Market, NASDAQ Capital Market, Cboe BZX, Cboe BYX, Cboe EDGA, or Cboe EDGX exchanges. The Index is modified equal weighted.

The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is not affiliated with the Fund, the Adviser, the KRE ETF or SSGA FM. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

Neither the Fund nor any of its affiliates makes any representation to you as to the performance of the KRE ETF.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests in swap agreements that provide 200% inverse (opposite) daily exposure to the KRE ETF equal to at least 80% of the Fund’s net assets (plus any borrowings for investment purposes).